Emissions schemes and related environmental programmes	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Emissions Schemes and Related Environmental Programmes	Emission schemes and related environmental programmes
Emission trading and related schemes
In general, emission trading schemes (ETS) are mandated governmental schemes to control emission levels and enhance clean energy transition, allowing for the trading of emission certificates. In most ETS, governments set an emission cap for one or more sectors. Generally, entities in scope of the scheme are allowed to buy emission certificates to cover shortages or sell surplus emission certificates. In certain countries, emissions are priced through a carbon tax. For Shell, the most significant carbon pricing mechanisms are established in Europe, Canada and Singapore.
Biofuel programmes
Biofuel programmes are mandated governmental schemes that set binding national targets on the share of renewables in fuel consumption or measures on reducing GHG emissions by fuel suppliers. Biofuels are blended with existing fuels, such as gasoline and diesel, to reduce net emissions. The share of biofuels in the total sales mix of fuel is used to comply with regulatory requirements. This can be achieved by the blending of biofuels in refineries and/or distribution depots (self-blending), through import of biofuels (for jurisdictions that grant biofuels certificates at the point of import) or by the purchasing of certificates from third parties (for jurisdictions that have a tradable biofuel certificates mechanism). Biofuel programmes also include regulatory requirements to pay a levy for the combustion of fossil fuels, based on CO₂ emitted – mainly related to the German Fuel Emissions Trading Act (BEHG) which has applied since January 1, 2021.
Renewable power programmes
Renewable power programmes create a financial incentive to consume power that is sourced from renewable origins or require that a minimum percentage of power sold meets the green definition of the relevant standard. These regulations are typically accompanied by schemes supporting investments in the renewable technology. Renewable power programmes generally use certificates to monitor compliance, where renewable power certificates are granted for each MWh of energy generated that meets the predefined renewable criteria. Shell's compliance obligation under renewable power programmes comes primarily from energy supply and results from regulations applying in Europe, North America and Australia.

Cost of emission schemes and related environmental programmes recognised in the Consolidated Statement of Income

	$ million
	2024	2023	2022
ETS and related schemes	381	493	493
Biofuels [A]	2,942	2,581	2,918
Renewable power	623	552	594
Total	3,946	3,626	4,005
[A]Represents the cost of biofuel certificates required for compliance purposes over and above those generated from self-blending activities.

Purchased environmental certificates (presented under Other intangible assets, see Note 11) [A]

	$ million
	ETS and related schemes	Biofuels	Renewable power	Total
At January 1, 2024	441	1,805	145	2,391
Additions	299	3,146	417	3,862
Settlements	(392)	(2,804)	(411)	(3,607)
Other movements	(47)	(65)	(20)	(132)
At December 31, 2024	301	2,082	131	2,514
At January 1, 2023	440	1,601	160	2,201
Additions	396	2,955	486	3,837
Settlements	(413)	(2,783)	(451)	(3,647)
Other movements	18	32	(50)	—
At December 31, 2023	441	1,805	145	2,391
[A]Relates to environmental certificates held for compliance purposes.
5. Emission schemes and related environmental programmes continued

Obligation (presented under Other payables, see Note 20)

	$ million
	ETS and related schemes		Biofuels	Renewable power	Total
At January 1, 2024
Current	(498)		(3,012)	(343)	(3,853)
Non-current	—		(105)	(88)	(193)
	(498)		(3,117)	(431)	(4,046)
Additions	(1,051)		(2,981)	(612)	(4,644)
Additions covered by government grants	675	[A]			675
Settlements	453		3,011	467	3,931
Other movements	33		85	31	149
	110		115	(114)	111

At December 31, 2024
Current	(388)		(2,594)	(536)	(3,518)
Non-current	—		(408)	(9)	(417)
	(388)		(3,002)	(545)	(3,935)
At January 1, 2023
Current	(458)		(3,424)	(350)	(4,232)
Non-current	—		(422)	(56)	(478)
	(458)		(3,846)	(406)	(4,710)
Additions	(1,244)		(2,593)	(597)	(4,434)
Additions covered by government grants	762	[A]			762
Settlements	479		3,386	492	4,357
Other movements	(37)		(64)	80	(21)
	(40)		729	(25)	664

At December 31, 2023
Current	(498)		(3,012)	(343)	(3,853)
Non-current	—		(105)	(88)	(193)
	(498)		(3,117)	(431)	(4,046)
[A]Emission certificates that were allocated free of charge at an equivalent fair value at grant date.
Environmental certificates acquired that are held for compliance purposes are recognised at cost under other intangible assets (see Note 11). In addition, a portfolio of environmental certificates is held for trading purposes and classified under inventory (see Note 2 and Note 17). Environmental certificates held for trading purposes can be redesignated for compliance purposes and then used to settle compliance obligations.
Cost recognised in the Consolidated Statement of Income represents the compliance cost associated with emissions or with products sold during the year. The liability at year-end represents the compliance cost recognised over current and past compliance periods to the extent not settled to date. Liabilities are settled in line with compliance periods, which depend on the scheme and may not coincide with the calendar year.
The figures present compliance schemes only, excluding voluntary activities.